SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate	2.43%
Short-term bank credit	$ 15,857
Restricted cash as collateral for short-term bank	$ 12,500